Segment Reporting, Income Statements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012 reporting_segments		Jun. 30, 2011		Dec. 31, 2011 reporting_segments		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Number of reportable segments					9				8
Revenues:
Net sales	$ 3,707		$ 2,357		$ 6,106		$ 4,608		$ 9,128		$ 7,904		$ 6,760
Other revenues from operations	204		183		396		376		770		227		139
Net gain from investment activities	278		590		336		1,207		1,905		814		1,406
Interest and dividend income	17		27		42		61		117		191		239
Other (loss) income, net	(1)		(15)		9		(32)		(65)		(45)		(1)
Total Revenues	4,205		3,142		6,889		6,220		11,855		9,091		8,543
Expenses:
Cost of goods sold	3,229		2,009		5,301		3,934		7,872		6,759		5,842
Other expenses from operations	108		104		214		212		426		144		98
Selling, general and administrative	337		304		646		623		1,241		1,017		1,012
Restructuring	9		1		16		4		11		16		51
Impairment	32		3		34		3		71		12		41
Interest expense	128		113		245		222		435		387		312
Total Expenses	3,843		2,534		6,456		4,998		10,056		8,335		7,356
Income before income tax benefit (expense)	362		608		433		1,222		1,799		756		1,187
Income tax benefit (expense)	88		(24)		118		(42)		(34)		(9)		44
Income from continuing operations									1,765		747		1,231
Less: net income attributable to non-controlling interests											(544)		(972)
Net income (loss) attributable to Icahn Enterprises Holdings											203		259
Net income	450		584		551		1,180		1,765		746		1,232
Net Income (Loss) Attributable to Noncontrolling Interest	210		295		262		651		1,014		544		972
Net income attributable to Icahn Enterprises Holdings	240		289		289		529		751		202		260
Supplemental information:
Capital expenditures	232		103		429		218		481		422		230
Depreciation and amortization	133	[1]	102	[1]	233	[1]	203	[1]	446	[2]	427	[2]	412	[2]
Investment Segment [Member]
Revenues:
Net sales	0		0		0		0		0		0		0
Other revenues from operations	0		0		0		0		0		0		0
Net gain from investment activities	280		575		330		1,191		1,887		756		1,379
Interest and dividend income	14		26		37		60		110		178		217
Other (loss) income, net	1		(19)		(1)		(48)		(88)		(29)		(62)
Total Revenues	295		582		366		1,203		1,909		905		1,534
Expenses:
Cost of goods sold	0		0		0		0		0		0		0
Other expenses from operations	0		0		0		0		0		0		0
Selling, general and administrative	8		9		11		22		50		59		80
Restructuring	0		0		0		0		0		0		0
Impairment	0		0		0		0		0		0		0
Interest expense	0		6		2		9		15		4		4
Total Expenses	8		15		13		31		65		63		84
Income before income tax benefit (expense)	287		567		353		1,172		1,844		842		1,450
Income tax benefit (expense)	0		0		0		0		0		(2)		(2)
Income from continuing operations											840		1,448
Less: net income attributable to non-controlling interests											(492)		(979)
Net income (loss) attributable to Icahn Enterprises Holdings											348		469
Net income	287		567		353		1,172		1,844
Net Income (Loss) Attributable to Noncontrolling Interest	171		278		205		630		971
Net income attributable to Icahn Enterprises Holdings	116		289		148		542		873
Supplemental information:
Capital expenditures	0		0		0		0
Depreciation and amortization	0	[1]	0	[1]	0	[1]	0	[1]
Automotive Segment [Member]
Revenues:
Net sales	1,704		1,800		3,468		3,524		6,910		6,219		5,330
Other revenues from operations	0		0		0		0		0		0		0
Net gain from investment activities	0		0		0		0		0		0		0
Interest and dividend income	1		2		2		3		6		5		8
Other (loss) income, net	4		3		13		12		21		15		59
Total Revenues	1,709		1,805		3,483		3,539		6,937		6,239		5,397
Expenses:
Cost of goods sold	1,450		1,501		2,937		2,946		5,822		5,212		4,538
Other expenses from operations	0		0		0		0		0		0		0
Selling, general and administrative	186		185		387		374		736		704		742
Restructuring	8		0		14		1		5		8		32
Impairment	28		3		29		3		48		2		17
Interest expense	35		35		71		70		141		141		135
Total Expenses	1,707		1,724		3,438		3,394		6,752		6,067		5,464
Income before income tax benefit (expense)	2		81		45		145		185		172		(67)
Income tax benefit (expense)	29		(17)		20		(31)		(17)		(12)		39
Income from continuing operations											160		(28)
Less: net income attributable to non-controlling interests											(44)		(1)
Net income (loss) attributable to Icahn Enterprises Holdings											116		(29)
Net income	31		64		65		114		168
Net Income (Loss) Attributable to Noncontrolling Interest	9		18		19		31		47
Net income attributable to Icahn Enterprises Holdings	22		46		46		83		121
Supplemental information:
Capital expenditures	93		77		223		177		348		251		176
Depreciation and amortization	71	[1]	71	[1]	140	[1]	139	[1]	314		333		327
Energy Segment [Member]
Revenues:
Net sales	1,412	[3]			1,412	[3]
Other revenues from operations	0	[3]			0	[3]
Net gain from investment activities	0	[3]			0	[3]
Interest and dividend income	0	[3]			0	[3]
Other (loss) income, net	(2)	[3]			(2)	[3]
Total Revenues	1,410	[3]			1,410	[3]
Expenses:
Cost of goods sold	1,238	[3]			1,238	[3]
Other expenses from operations	0	[3]			0	[3]
Selling, general and administrative	36	[3]			36	[3]
Restructuring	0	[3]			0	[3]
Impairment	0	[3]			0	[3]
Interest expense	9	[3]			9	[3]
Total Expenses	1,283	[3]			1,283	[3]
Income before income tax benefit (expense)	127	[3]			127	[3]
Income tax benefit (expense)	(48)	[3]			(48)	[3]
Net income	79	[3]			79	[3]
Net Income (Loss) Attributable to Noncontrolling Interest	22	[3]			22	[3]
Net income attributable to Icahn Enterprises Holdings	57	[3]			57	[3]
Supplemental information:
Capital expenditures	31	[3]			31	[3]
Depreciation and amortization	30	[1],[3]			30	[1],[3]
Gaming Segment [Member]
Revenues:
Net sales	0		0		0		0		0		0
Other revenues from operations	164		145		319		302		624		78
Net gain from investment activities	0		0		0		0		0		0
Interest and dividend income	0		0		0		0		1		0
Other (loss) income, net	(6)		0		(8)		0		(1)		0
Total Revenues	158		145		311		302		624		78
Expenses:
Cost of goods sold	0		0		0		0		0		0
Other expenses from operations	82		79		162		163		329		41
Selling, general and administrative	64		61		126		129		254		37
Restructuring	0		0		0		0		0		0
Impairment	2		0		2		0		5		0
Interest expense	4		3		6		5		9		1
Total Expenses	152		143		296		297		597		79
Income before income tax benefit (expense)	6		2		15		5		27		(1)
Income tax benefit (expense)	(2)		1		(1)		3		(3)		0
Income from continuing operations											(1)
Less: net income attributable to non-controlling interests											2
Net income (loss) attributable to Icahn Enterprises Holdings											1
Net income	4		3		14		8		24
Net Income (Loss) Attributable to Noncontrolling Interest	2		2		4		5		11
Net income attributable to Icahn Enterprises Holdings	2		1		10		3		13
Supplemental information:
Capital expenditures	11		10		23		13		34		6	[4]	0
Depreciation and amortization	7	[1]	8	[1]	16	[1]	18	[1]	34		5	[4]	0
Railcar Segment [Member]
Revenues:
Net sales	135		94		299		163		454		206		365
Other revenues from operations	20		18		37		34		65		68		58
Net gain from investment activities	0		0		0		0		0		0		24
Interest and dividend income	1		1		2		2		3		4		7
Other (loss) income, net	0		(3)		0		(5)		(8)		(8)		(10)
Total Revenues	156		110		338		194		514		270		444
Expenses:
Cost of goods sold	107		86		244		153		411		210		329
Other expenses from operations	14		13		28		26		50		55		47
Selling, general and administrative	8		5		14		12		25		26		25
Restructuring	0		0		0		0		0		0		0
Impairment	0		0		0		0		0		0		0
Interest expense	5		6		10		11		20		21		21
Total Expenses	134		110		296		202		506		312		422
Income before income tax benefit (expense)	22		0		42		(8)		8		(42)		22
Income tax benefit (expense)	(9)		0		(17)		3		(4)		15		(7)
Income from continuing operations											(27)		15
Less: net income attributable to non-controlling interests											12		(7)
Net income (loss) attributable to Icahn Enterprises Holdings											(15)		8
Net income	13		0		25		(5)		4
Net Income (Loss) Attributable to Noncontrolling Interest	6		0		11		(2)		2
Net income attributable to Icahn Enterprises Holdings	7		0		14		(3)		2
Supplemental information:
Capital expenditures	78		1		119		2		36		6		15
Depreciation and amortization	6	[1]	6	[1]	11	[1]	12	[1]	23		23		22
Food Packaging Segment [Member]
Revenues:
Net sales	86		89		169		169		339		316		299
Other revenues from operations	0		0		0		0		0		0		0
Net gain from investment activities	0		0		0		0		0		0		0
Interest and dividend income	0		0		0		0		0		0		0
Other (loss) income, net	(2)		0		(2)		0		(1)		1		(3)
Total Revenues	84		89		167		169		338		317		296
Expenses:
Cost of goods sold	67		66		130		127		263		234		220
Other expenses from operations	0		0		0		0		0		0		0
Selling, general and administrative	11		11		24		22		43		46		42
Restructuring	0		0		0		0		0		0		0
Impairment	0		0		0		0		0		0		1
Interest expense	5		5		10		10		21		21		16
Total Expenses	83		82		164		159		327		301		279
Income before income tax benefit (expense)	1		7		3		10		11		16		17
Income tax benefit (expense)	0		(2)		(1)		(3)		(5)		(2)		(2)
Income from continuing operations											14		15
Less: net income attributable to non-controlling interests											(4)		(4)
Net income (loss) attributable to Icahn Enterprises Holdings											10		11
Net income	1		5		2		7		6
Net Income (Loss) Attributable to Noncontrolling Interest	0		1		1		2		2
Net income attributable to Icahn Enterprises Holdings	1		4		1		5		4
Supplemental information:
Capital expenditures	11		9		23		14		37		20		24
Depreciation and amortization	5	[1]	4	[1]	9	[1]	8	[1]	17		14		15
Metals Segment [Member]
Revenues:
Net sales	303		288		635		567		1,095		725		382
Other revenues from operations	0		0		0		0		0		0		0
Net gain from investment activities	0		0		0		0		0		0		0
Interest and dividend income	0		0		0		0		0		0		0
Other (loss) income, net	1		0		1		0		1		0		2
Total Revenues	304		288		636		567		1,096		725		384
Expenses:
Cost of goods sold	311		278		642		539		1,068		697		403
Other expenses from operations	0		0		0		0		0		0		0
Selling, general and administrative	7		7		14		13		25		23		17
Restructuring	0		0		0		0		0		0		0
Impairment	0		0		0		0		0		0		13
Interest expense	0		0		0		0		0		0		0
Total Expenses	318		285		656		552		1,093		720		433
Income before income tax benefit (expense)	(14)		3		(20)		15		3		5		(49)
Income tax benefit (expense)	0		0		4		(4)		3		(1)		19
Income from continuing operations											4		(30)
Less: net income attributable to non-controlling interests											0		0
Net income (loss) attributable to Icahn Enterprises Holdings											4		(30)
Net income	(14)		3		(16)		11		6
Net Income (Loss) Attributable to Noncontrolling Interest	0		0		0		0		0
Net income attributable to Icahn Enterprises Holdings	(14)		3		(16)		11		6
Supplemental information:
Capital expenditures	7		6		9		12		25		21		12
Depreciation and amortization	6	[1]	5	[1]	12	[1]	10	[1]	23		18		13
Real Estate Segment [Member]
Revenues:
Net sales	3		4		3		5		8		9		15
Other revenues from operations	20		20		40		40		81		81		81
Net gain from investment activities	0		0		0		0		0		0		0
Interest and dividend income	0		0		0		0		0		0		0
Other (loss) income, net	1		1		2		1		1		0		0
Total Revenues	24		25		45		46		90		90		96
Expenses:
Cost of goods sold	1		3		1		4		3		6		14
Other expenses from operations	12		12		24		23		47		48		51
Selling, general and administrative	4		4		7		8		16		19		9
Restructuring	0		0		0		0		0		0		0
Impairment	0		0		0		0		0		1		2
Interest expense	1		2		2		4		6		8		9
Total Expenses	18		21		34		39		72		82		85
Income before income tax benefit (expense)	6		4		11		7		18		8		11
Income tax benefit (expense)	0		0		0		0		0		0		0
Income from continuing operations											8		11
Less: net income attributable to non-controlling interests											0		0
Net income (loss) attributable to Icahn Enterprises Holdings											8		11
Net income	6		4		11		7		18
Net Income (Loss) Attributable to Noncontrolling Interest	0		0		0		0		0
Net income attributable to Icahn Enterprises Holdings	6		4		11		7		18
Supplemental information:
Capital expenditures	1		0		1		0		1		1		1
Depreciation and amortization	6	[1]	6	[1]	11	[1]	11	[1]	23		23		25
Home Fashion Segment [Member]
Revenues:
Net sales	64		82		120		180		322		429		369
Other revenues from operations	0		0		0		0		0		0		0
Net gain from investment activities	0		0		0		0		0		0		0
Interest and dividend income	0		0		0		0		0		0		0
Other (loss) income, net	1		2		2		3		3		2		13
Total Revenues	65		84		122		183		325		431		382
Expenses:
Cost of goods sold	55		75		109		165		305		400		338
Other expenses from operations	0		0		0		0		0		0		0
Selling, general and administrative	9		15		19		31		61		75		75
Restructuring	1		1		2		3		6		8		19
Impairment	2		0		3		0		18		9		8
Interest expense	0		1		0		1		1		1		1
Total Expenses	67		92		133		200		391		493		441
Income before income tax benefit (expense)	(2)		(8)		(11)		(17)		(66)		(62)		(59)
Income tax benefit (expense)	0		0		0		0		0		0		0
Income from continuing operations											(62)		(59)
Less: net income attributable to non-controlling interests											20		19
Net income (loss) attributable to Icahn Enterprises Holdings											(42)		(40)
Net income	(2)		(8)		(11)		(17)		(66)
Net Income (Loss) Attributable to Noncontrolling Interest	0		(3)		0		(6)		(10)
Net income attributable to Icahn Enterprises Holdings	(2)		(5)		(11)		(11)		(56)
Supplemental information:
Capital expenditures	0		0		0		0		0		2		2
Depreciation and amortization	2	[1]	2	[1]	4	[1]	5	[1]	11		11		10
Icahn Enterprises Holdings [Member]
Revenues:
Net sales	0		0		0		0		0		0		0
Other revenues from operations	0		0		0		0		0		0		0
Net gain from investment activities	(2)		15		6		25		27		79		3
Interest and dividend income	1		0		1		1		2		5		7
Other (loss) income, net	1		1		4		5		7		(26)		0
Total Revenues	0		16		11		31		36		58		10
Expenses:
Cost of goods sold	0		0		0		0		0		0		0
Other expenses from operations	0		0		0		0		0		0		0
Selling, general and administrative	4		7		8		12		31		28		22
Restructuring	0		0		0		0		0		0		0
Impairment	0		0		0		0		0		0		0
Interest expense	69		55		135		112		222		190		126
Total Expenses	73		62		143		124		253		218		148
Income before income tax benefit (expense)	(73)		(46)		(132)		(93)		(217)		(160)		(138)
Income tax benefit (expense)	118		(6)		161		(10)		(8)		(7)		(3)
Income from continuing operations											(167)		(141)
Less: net income attributable to non-controlling interests											(52)		0
Net income (loss) attributable to Icahn Enterprises Holdings											(219)		(141)
Net income	45		(52)		29		(103)		(225)
Net Income (Loss) Attributable to Noncontrolling Interest	0		0		0		0		0
Net income attributable to Icahn Enterprises Holdings	45		(52)		29		(103)		(225)
Supplemental information:
Capital expenditures	0		0		0		0		0		115		0
Depreciation and amortization	0	[1]	0	[1]	0	[1]	0	[1]	1		0		0
Eliminations [Member]
Revenues:
Net sales			0				0		0		0
Other revenues from operations			0				0		0		0
Net gain from investment activities			0				(9)		(9)		(21)
Interest and dividend income			(2)				(5)		(5)		(1)
Other (loss) income, net			0				0		0		0
Total Revenues			(2)				(14)		(14)		(22)
Expenses:
Cost of goods sold			0				0		0		0
Other expenses from operations			0				0		0		0
Selling, general and administrative			0				0		0		0
Restructuring			0				0		0		0
Impairment			0				0		0		0
Interest expense			0				0		0		0
Total Expenses			0				0		0		0
Income before income tax benefit (expense)			(2)				(14)		(14)		(22)
Income tax benefit (expense)			0				0		0		0
Income from continuing operations											(22)
Less: net income attributable to non-controlling interests											14
Net income (loss) attributable to Icahn Enterprises Holdings											(8)
Net income			(2)				(14)		(14)
Net Income (Loss) Attributable to Noncontrolling Interest			(1)				(9)		(9)
Net income attributable to Icahn Enterprises Holdings			(1)				(5)		(5)
Supplemental information:
Capital expenditures			0				0
Depreciation and amortization			$ 0	[1]			$ 0	[1]

[1]	Excludes amounts related to the amortization of debt discounts and premiums.
[2]	Depreciation and amortization includes amortization expense related to debt of $36 million, $35 million and $23 million for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in interest expense in our consolidated statements of operations.
[3]	We consolidated CVR effective May 4, 2012.
[4]	Gaming results are for the period November 15, 2010 through December 31, 2010.